Filed with the U.S. Securities and Exchange Commission on April 8, 2016

1933 Act Registration File No.  333-208929
1940 Act File No. 811-23127
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[	X	]
(Check appropriate box or boxes.)

THE GOODHAVEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
4940 SW 83rd Street
Miami, Florida 33143

(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine Richards, Esq.
c/o U.S. Bancorp Fund Services
2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174-0208

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement of The GoodHaven Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 3 on Form N‑1A filed on March 28, 2016.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 3 to the Trust’s Registration Statement for its series: the GoodHaven Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Millburn and State of New Jersey, on April 8, 2016.

The GoodHaven Funds Trust

By: /s/ Larry Pitkowsky
Larry Pitkowsky
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard A. Conn, Jr.* Richard A. Conn, Jr.	Trustee	April 8, 2016

/s/ Bruce A. Eatroff* Bruce A. Eatroff	Trustee	April 8, 2016

/s/ Larry Pitkowsky Larry Pitkowsky	Trustee, President, Treasurer, Principal Financial and Accounting Officer and Principal Executive Officer	April 8, 2016

/s/ Steven H. Tishman* Steven H. Tishman	Trustee	April 8, 2016

/s/ Keith Trauner Keith Trauner	Trustee and Chairman	April 8, 2016

*By: /s/ Larry Pitkowsky Larry Pitkowsky, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE